Derivative Instruments (Derivative Instruments Offsetting Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 101,352		$ 190,634
Derivative Asset, Fair Value, Gross Liability	(26,125)		(22,426)
Derivative Asset	75,227		168,208
Derivative Asset, Fair Value of Collateral	(11,095)	[1]	(22,458)	[1]
Derivative, Collateral, Obligation to Return Cash	(51,006)	[2]	(136,414)	[2]
Derivative Asset, Fair Value, Amount Offset Against Collateral	13,126		9,336
Derivative Liability [Abstract]
Derivative Fair Value Of Free Standing Derivative Liability	42,336		54,078
Derivative Liability, Fair Value, Gross Asset	(26,125)		(22,426)
Derivative Liability	16,211		31,652
Derivative Liability, Fair Value of Collateral	(18,081)	[3]	(1,565)	[3]
Derivative, Collateral, Right to Reclaim Cash	(8,033)	[4]	(27,867)	[4]
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ (9,903)		$ 2,220

[1]	Consists of U.S. Treasury securities.
[2]	Included in cash and cash equivalents, with obligation to return cash collateral recorded in other liabilities.
[3]	Included in other invested assets, primarily consists of U.S. Treasury securities.
[4]	Consists of receivable from counterparty, included in other assets.